Portfolio of Investments – as of March 31, 2025 (Unaudited)
Mirova International Megatrends Fund*

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Australia — 2.0%
1,167	Macquarie Group Ltd.	$145,229
64,312	Stockland	198,438
		343,667
	Belgium — 3.8%
6,966	KBC Group NV	634,906
	Canada — 4.6%
4,064	Canadian Pacific Kansas City Ltd.	285,333
5,204	Shopify, Inc., Class A(a)	496,384
		781,717
	Denmark — 4.4%
6,651	Novo Nordisk AS, Class B	454,784
21,013	Vestas Wind Systems AS(a)	290,704
		745,488
	France — 16.1%
3,550	Air Liquide SA	674,305
1,864	Capgemini SE	280,081
26,354	Credit Agricole SA	479,828
11,784	Dassault Systemes SE	448,649
1,758	EssilorLuxottica SA	506,600
888	L'Oreal SA	330,063
		2,719,526
	Germany — 11.4%
14,143	Deutsche Telekom AG	522,159
3,338	SAP SE	894,416
4,848	Symrise AG	502,611
		1,919,186
	Hong Kong — 2.2%
48,516	AIA Group Ltd.	367,260
	Ireland — 3.3%
6,899	Kingspan Group PLC	557,289
	Italy — 2.3%
75,862	Intesa Sanpaolo SpA	390,967
	Japan — 10.1%
2,800	Kao Corp.	121,203
35,308	Kubota Corp.	436,315
15,048	Sekisui House Ltd.	336,806
1,800	Shimano, Inc.	252,743
24,200	Terumo Corp.	455,348
5,400	West Japan Railway Co.	105,340
		1,707,755
	Netherlands — 6.4%
324	Adyen NV(a)	496,626
888	ASML Holding NV	587,654
		1,084,280
Shares	Description	Value (†)
	Spain — 4.9%
50,964	Iberdrola SA	$822,971
	Switzerland — 4.5%
2,795	DSM-Firmenich AG	276,700
778	Geberit AG, (Registered)	487,406
		764,106
	Taiwan — 2.7%
2,795	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	463,970
	United Kingdom — 15.8%
2,411	AstraZeneca PLC	354,043
15,417	Halma PLC	517,264
43,316	Land Securities Group PLC	308,732
190,047	Legal & General Group PLC	599,339
14,025	National Grid PLC	182,945
7,819	RELX PLC	392,753
5,346	Unilever PLC	318,525
		2,673,601
	United States — 3.2%
2,168	Sanofi SA	240,045
6,527	Smurfit WestRock PLC	292,971
		533,016
	Total Common Stocks (Identified Cost $15,919,212)	16,509,705

Principal Amount
Short-Term Investments — 0.9%
$151,515	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $151,525 on 4/01/2025 collateralized by $181,800 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $154,685 including accrued interest(b) (Identified Cost $151,515)	151,515
	Total Investments — 98.6% (Identified Cost $16,070,727)	16,661,220
	Other assets less liabilities — 1.4%	231,450
	Net Assets — 100.0%	$16,892,670

*	Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova International Megatrends Fund (formerly Mirova International Sustainable Equity Fund).

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$343,667	$ —	$343,667
Belgium	—	634,906	—	634,906
Denmark	—	745,488	—	745,488
France	—	2,719,526	—	2,719,526
Germany	—	1,919,186	—	1,919,186
Hong Kong	—	367,260	—	367,260
Ireland	—	557,289	—	557,289
Italy	—	390,967	—	390,967
Japan	—	1,707,755	—	1,707,755
Netherlands	—	1,084,280	—	1,084,280
Spain	—	822,971	—	822,971
Switzerland	—	764,106	—	764,106
United Kingdom	—	2,673,601	—	2,673,601
United States	—	533,016	—	533,016
All Other Common Stocks(a)	1,245,687	—	—	1,245,687
Total Common Stocks	1,245,687	15,264,018	—	16,509,705
Short-Term Investments	—	151,515	—	151,515
Total Investments	$1,245,687	$15,415,533	$—	$16,661,220

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Banks	8.9%
Chemicals	8.6
Software	8.0
Semiconductors & Semiconductor Equipment	6.2
Pharmaceuticals	6.2
Building Products	6.2
Insurance	5.7
Health Care Equipment & Supplies	5.7
Electric Utilities	4.9
IT Services	4.6
Personal Care Products	4.5
Diversified Telecommunication Services	3.1
Electronic Equipment, Instruments & Components	3.1
Diversified REITs	3.0
Financial Services	2.9
Machinery	2.6
Professional Services	2.3
Ground Transportation	2.3
Household Durables	2.0
Other Investments, less than 2% each	6.9
Short-Term Investments	0.9
Total Investments	98.6
Other assets less liabilities	1.4
Net Assets	100.0%

Currency Exposure Summary at March 31, 2025 (Unaudited)
Euro	53.1%
British Pound	15.7
Japanese Yen	10.1
United States Dollar	8.2
Danish Krone	4.4
Swiss Franc	2.9
Hong Kong Dollar	2.2
Australian Dollar	2.0
Total Investments	98.6
Other assets less liabilities	1.4
Net Assets	100.0%